Investment securities	6 Months Ended
Jun. 30, 2016
Investment securities
16 Investment securities
end of	2Q16	1Q16	4Q15
Investment securities (CHF million)
Securities available-for-sale	2,611	3,143	3,090
Total investment securities	2,611	3,143	3,090
Investment securities by type
end of	2Q16				4Q15
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	252	25	0	277	273	21	0	294
Debt securities issued by foreign governments	1,379	41	0	1,420	1,382	34	0	1,416
Corporate debt securities	283	0	0	283	285	0	0	285
Residential mortgage-backed securities	515	0	0	515	750	0	0	750
Commercial mortgage-backed securities	29	0	0	29	259	0	0	259
Debt securities available-for-sale	2,458	66	0	2,524	2,949	55	0	3,004
Banks, trust and insurance companies	66	21	0	87	65	20	0	85
Industry and all other	0	0	0	0	1	0	0	1
Equity securities available-for-sale	66	21	0	87	66	20	0	86
Securities available-for-sale	2,524	87	0	2,611	3,015	75	0	3,090
There were no unrealized losses on investment securities as of the end of 2Q16 and 4Q15. No significant impairment charges were recorded as the Group does not intend to sell the investments, nor is it more likely than not that the Group will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.
Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	6M16		6M15
	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	8	1	0	14
Realized gains	0	0	0	1
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2Q16 (CHF million)
Due within 1 year	385	385	0.69
Due from 1 to 5 years	1,375	1,420	0.87
Due from 5 to 10 years	145	164	1.11
Due after 10 years	553	555	5.39
Total debt securities	2,458	2,524	1.87